Annual Operating Expenses - FidelityAdvisorFloatingRateHighIncomeFund-AMCIZPRO - FidelityAdvisorFloatingRateHighIncomeFund-AMCIZPRO - Fidelity Advisor Floating Rate High Income Fund	Dec. 30, 2023
Fidelity Advisor Floating Rate High Income Fund - Class A
Operating Expenses:
Management fee	0.55%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.17%
Acquired fund fees and expenses	0.06%	[1]
Total annual operating expenses	1.03%	[2]
Fidelity Advisor Floating Rate High Income Fund - Class C
Operating Expenses:
Management fee	0.55%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.17%
Acquired fund fees and expenses	0.06%	[1]
Total annual operating expenses	1.78%	[2]
Fidelity Advisor Floating Rate High Income Fund - Class M
Operating Expenses:
Management fee	0.55%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.15%
Acquired fund fees and expenses	0.06%	[1]
Total annual operating expenses	1.01%	[2]
Fidelity Advisor Floating Rate High Income Fund - Class I
Operating Expenses:
Management fee	0.55%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.15%
Acquired fund fees and expenses	0.06%	[1]
Total annual operating expenses	0.76%	[2]
Fidelity Advisor Floating Rate High Income Fund - Class Z
Operating Expenses:
Management fee	0.55%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.07%
Acquired fund fees and expenses	0.06%	[1]
Total annual operating expenses	0.68%

[1]	AIncludes interest expense of certain underlying Fidelity® funds. Excluding interest expense of the applicable underlying Fidelity® funds, total annual operating expenses are 0.97%, 0.96%, 1.72%, 0.71%, and 0.62% for Class A, Class M, Class C, Class I, and Class Z, respectively.
[2]	BDiffers from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.